Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Inventories
As at December 31
2017	2016
$ millions	$ millions

Finished products	709	773
Work in progress	269	267
Raw materials	212	194
Spare parts	142	129
	1,332	1,363
Less – non-current inventories (presented in non-current assets)	106	96
	1,226	1,267